Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-42806
Entity Registrant Name	PROPANC BIOPHARMA, INC.
Entity Central Index Key	0001517681
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302, 6 Butler Street
Entity Address, Address Line Two	Camberwell
Entity Address, City or Town	VIC
Entity Address, Country	AU
Entity Address, Postal Zip Code	3124
City Area Code	+61-03
Local Phone Number	9882-0780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	PPCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false